PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2021
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7     PREPAID LAND USE RIGHTS

Prepaid land use rights, representing the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR acquired before the adoption of ASC 842, consisted of the following:

	As of December 31,
	2020	2021

Prepaid land use rights	736,695	716,492
Less: Accumulated amortization	(58,505)	(81,539)
Prepaid land use rights, net	678,190	634,953

Amortization of prepaid land use rights was RMB26,393, RMB26,656 and RMB24,961 for the years ended December 31, 2019, 2020 and 2021, respectively.

Prepaid land use rights with a net book value of RMB678,190 and RMB634,953 were pledged as security for bank loans (Note 9) as of December 31, 2020 and 2021, respectively.

Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease right-of-use assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease (Note (2)(j)).